RETIREMENT PLANS (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended			8 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Legacy Ecolab | All other active employees | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%	4.00%	4.00%
Percentage of matching contribution made by company, up to 4% eligible compensation	100.00%	100.00%
Percentage of matching contribution made by company for employee contributions between 4% and 8%	50.00%	50.00%
Legacy Ecolab | Active employees | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%	3.00%	3.00%
Percentage of matching contribution made by company, up to 3% eligible compensation	100.00%	100.00%
Percentage of matching contribution made by company for employee contributions between 3% and 5%	50.00%	50.00%
Legacy Ecolab | Minimum | All other active employees | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%	4.00%	4.00%
Legacy Ecolab | Minimum | Active employees | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%	3.00%	3.00%
Legacy Ecolab | Maximum | All other active employees | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%	8.00%	8.00%
Legacy Ecolab | Maximum | Active employees | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%	5.00%	5.00%
Nalco | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%	4.00%	4.00%	4.00%
Percentage of matching contribution made by company, up to 4% eligible compensation	100.00%	100.00%
Percentage of matching contribution made by company for employee contributions between 4% and 8%	50.00%	50.00%
Nalco | Profit Sharing
Defined Contribution Plan Disclosure [Line Items]
Employer contribution			13
Nalco | Minimum | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%	4.00%	4.00%
Nalco | Maximum | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%	8.00%	8.00%
Legacy Ecolab and Legacy Nalco | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of matching contribution by company vested immediately	100.00%
Employer contribution	67	54	43
Champion | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%		3.00%
Percentage of matching contribution made by company, up to 3% eligible compensation		100.00%
Percentage of employer matching contribution when employee before tax contribution is between 3% to 6% of eligible compensation		50.00%
Employer contribution				$ 5
Champion | Minimum | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%		3.00%
Champion | Maximum | 401 (K) Plan
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation, matched 100%		6.00%